Commitments and Contingencies (Details) $ in Millions	Jun. 30, 2022 USD ($)
Commitments and Contingencies.
Outstanding non-cancellable purchase commitments	$ 202
Non-cancellable purchase commitments related to next year	76
Bank guarantees	$ 20